Expense Example - FidelitySeriesSmallCapCoreFund-PRO - FidelitySeriesSmallCapCoreFund-PRO - Fidelity Series Small Cap Core Fund - Fidelity Series Small Cap Core Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none